CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (18,216,000)	$ (43,325,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	1,133,000	1,133,000
Reduction in carrying amount of right-of-use assets	265,000	150,000
Depreciation	1,440,000	358,000
Stock-based compensation	21,965,000	3,094,000
Unrealized loss (gain) on foreign currency transactions	672,000	(28,000)
Non-cash interest (income) expense	(3,000)	36,000
Accretion on marketable securities		(1,000)
Change in the fair value of earnout liability	(52,681,000)
Change in the fair value of warrants	(6,084,000)	7,051,000
Change in the fair value of convertible promissory notes	156,000
Change in fair value of One S.r.l. call option	865,000	554,000
Changes in operating assets and liabilities:
Account receivables	(1,473,000)	640,000
Grants receivable	(1,078,000)	(675,000)
Prepaid expenses and other current assets	5,048,000	(7,685,000)
Inventories	(5,258,000)	(156,000)
Other assets	(536,000)	(3,281,000)
Accounts payable	11,486,000	(2,374,000)
Accrued expenses and other current liabilities	571,000	8,211,000
Operating lease liabilities	(263,000)	(144,000)
Deferred income	2,300,000	7,048,000
Other long-term liabilities	(81,000)	(5,975,000)
Net cash used in operating activities	(39,772,000)	(35,369,000)
Cash flows from investing activities:
Purchases of property and equipment	(5,067,000)	(10,057,000)
Maturities of marketable securities		24,000,000
Net cash (used in) provided by investing activities	(5,067,000)	13,943,000
Cash flows from financing activities:
Proceeds from Business Combination, net of transaction costs	70,478,000
Principal repayment of notes payable	(1,119,000)	(226,000)
Repayment of convertible promissory notes due to related party, held at fair value	(27,284,000)
Proceeds from issuance of promissory notes (net of issuance costs of $0 and $30, respectively)		4,540,000
Proceeds from the exercise of warrants	4,000	9,000
Proceeds from exercise of share-based awards	110,000	10,000
Net cash provided by financing activities	42,189,000	4,333,000
Effect of exchange rates on cash	(406,000)	(680,000)
Net decrease in cash	(3,056,000)	(17,773,000)
Cash and cash equivalents at beginning of year	28,397,000	48,144,000
Cash and cash equivalents at end of period	25,341,000	30,371,000
Noncash investing and financing activities:
Purchases of property and equipment included in accounts payable and accrued expense	1,027,000	1,217,000
Deferred financing costs included in accounts payable and accrued expense		506,000
Recognition of earnout liability	58,871,000
Recognition of private placement warrant liability	8,140,000
Supplemental cash flow information:
Interest paid on notes payable	$ 181,000	$ 158,000